[letterhead of Kirkpatrick & Lockhart Preston Gates Ellis LLP]

June 17, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Van Wagoner Funds, Inc.
—Emerging Growth Fund
Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of the Van Wagoner Funds, Inc. (the “Company”), transmitted herewith for filing is a registration statement for shares of its series, Emerging Growth Fund, on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Letter to Shareholders, a Notice of Special Meeting of Shareholders, a Combined Proxy Statement/Prospectus, a Statement of Additional Information and Form of Proxy relating to the special meeting of shareholders of Growth Opportunities Fund, a series of the Company (the “Target Fund”), currently expected to be held on or about August 22, 2008 (the “Meeting”).

At the Meeting, the shareholders of the Target Fund will be asked to approve a Plan of Reorganization and Termination pursuant to which (1) the Target Fund would transfer its assets to the Emerging Growth Fund in exchange for shares of the Target Fund and the assumption by Emerging Growth Fund of the Target Fund’s liabilities and (2) the Target Fund would terminate under applicable state law.

This transmission contains a conformed signature page, a conformed independent registered public accounting firm’s consent and a conformed opinion of counsel, the manually signed originals of which are maintained at the offices of the Company.

This Registration Statement, pursuant to Rule 488 of the Securities Act of 1933, will become automatically effective on July 17, 2008.

We would appreciate comments as soon as possible. If you have any questions or comments regarding the foregoing, please contact me at (415) 249-1070 or Kurt J. Decko at (415) 249-1053.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow